UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JLS

Nuveen Mortgage Opportunity Term Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 133.0% (98.0% of Total Investments)

	ASSET-BACKED SECURITIES – 13.8% (10.2% of Total Investments)

$2,590	Atlas Senior Loan Fund Ltd, Series 2012 -2A, 144A, (3-Month LIBOR reference rate + 3.900% spread), (3)	5.211%	1/30/24	BBB+	$2,597,697
1,360	Avery Point CLO Limited, Series 2014-5A, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	4.404%	7/17/26	Baa3	1,364,659
755	BlueMountain Collateralized Loan Obligation, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.450% spread), (3)	4.761%	4/30/26	BBB	756,048
2,305	Bowman Park CLO Limited, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.350% spread), (3)	4.664%	11/23/25	BBB–	2,319,282
975	CIFC Funding Limited, Series 2012-2A, 144A, (3-Month LIBOR reference rate + 3.650% spread), (3)	4.968%	12/5/24	BBB	978,582
885	CIFC Funding Limited, Series 2012-3A, 144A, (3-Month LIBOR reference rate + 4.000% spread), (3)	5.311%	1/29/25	BBB+	888,560
2,100	CIFC Funding Limited, Series 2014-3A, 144A, (3-Month LIBOR reference rate + 3.150% spread), (3)	4.463%	7/22/26	Baa3	2,100,147
465	CPS Auto Trust, 144A	2.300%	7/15/21	AA	464,213
4,245	DT Auto Owner Trust, Series 2017-2A, 144A	2.440%	2/15/21	AA	4,252,770
970	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass Through Certificates, Series 2016-T1, 144A	2.380%	10/15/48	AAA	965,363
1,180	Honor Automobile Trust, Series 2016-1A, 144A	5.760%	4/15/21	BBB	1,211,063
1,995	Magnetite CLO Limited, Series 2012-7A, 144A, (3-Month LIBOR reference rate + 3.750% spread), (3)	5.054%	1/15/25	A2	2,019,044
2,500	Octagon Investment Partners, Series 2013-1A, 144A, (3-Month LIBOR reference rate + 3.050% spread), (3)	4.364%	10/25/25	BBB	2,500,747
970	Octagon Investment Partners, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	4.804%	4/15/26	Baa2	970,821
3,500	OneMain Financial Issuance Trust, Series 2016-2A, 144A	4.100%	3/20/28	A+	3,560,649
4,041	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB	4,088,800
774	Prosper Marketplace Issuance Trust, Series 2017-2A, 144A	3.480%	9/15/23	BBB–	775,806
780	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	4.804%	7/17/26	Baa3	784,362
593	SLM Student Loan Trust 2003-4, 144A, (3-Month LIBOR reference rate + 0.750% spread), (3)	2.070%	3/15/33	AAA	592,588
1,532	SLM Student Loan Trust 2003-7A, 144A, (3-Month LIBOR reference rate + 1.200% spread), (3)	2.520%	12/15/33	AAA	1,552,386
5,500	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	4.490%	12/26/25	N/R	5,690,744
992	Sofi Consumer Loan Program Trust, Series 2017-1, 144A	3.280%	1/26/26	N/R	1,004,968
1,490	Sofi Consumer Loan Program Trust, Series 2017-3, 144A	2.770%	5/25/26	AA	1,496,303
1,592	Sofi Consumer Loan Program Trust, Series 2017-4, 144A	2.500%	5/26/26	AA	1,591,285
1,550	United Auto Credit Securitization Trust, Series 2017-1, 144A	5.090%	3/10/23	BB–	1,546,248
2,600	Westlake Auto Receivables Trust, Series 2015-3A, 144A	5.890%	7/15/22	BB	2,666,625
5,715	Westlake Auto Receivables Trust, Series 2017-1A, 144A	3.460%	10/17/22	BBB	5,746,752
3,595	Westlake Auto Receivables Trust, Series 2017-2A, 144A	3.280%	12/15/22	BBB	3,586,566
$57,549	Total Asset-Backed Securities (cost $57,884,563)				58,073,078

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES – 117.9% (86.9% of Total Investments)

$3,200	280 Park Avenue Mortgage Trust, Series 2017-280P, 144A, (1-Month LIBOR reference rate + 2.119% spread), (3)	3.355%	9/15/34	BB–	$3,140,677
1,001	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.644%	1/25/47	A	1,012,350
2,487	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	2,496,893
1,677	Angel Oak Mortgage Trust, Series 2017-2, 144A	2.478%	7/25/47	AAA	1,672,980
6,500	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, (1-Month LIBOR reference rate + 0.490% spread), (3)	1.727%	10/25/35	BB	6,465,425

NUVEEN	1

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)
$1,697	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	$1,505,014
3,125	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.716%	4/14/33	BB–	3,021,213
1,465	Banc of America Mortgage Securities Inc., Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	1,400,619
1,555	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.879%	9/10/45	Baa1	1,554,201
2,305	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7, 144A	3.261%	9/15/48	BB–	1,467,490
5,330	Bank of America Commercial Mortgage Inc. , Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	4,210,820
4,646	Bank of America Funding Trust, 2007-A 2A1, (1-Month LIBOR reference rate + 0.160% spread), (3)	1.396%	2/20/47	CCC	4,477,724
3,258	Bayview Opportunity Master Fund Trust, 2016-CRT1, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	2.984%	10/27/27	A–	3,257,510
5,746	Bayview Opportunity Master Fund Trust, 2017-CRT1, 144A, (1-Month LIBOR reference rate + 2.150% spread), (3)	3.384%	10/25/28	BBB–	5,754,574
2,777	Bayview Opportunity Master Fund Trust, 2017-CRT2, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.234%	11/25/27	BBB–	2,777,009
1,007	Bayview Opportunity Master Fund Trust, 2017-NPL1, 144A	3.598%	1/28/32	N/R	1,004,096
780	Bayview Opportunity Master Fund Trust, 2017-RN7, 144A	3.105%	9/28/32	N/R	780,000
3,225	BB UBS Trust, Series 2012-SHOW, 144A	4.160%	11/5/36	Baa1	3,159,760
5,568	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2, (1-Month LIBOR reference rate + 0.170% spread), (3)	1.407%	1/25/37	Caa3	5,052,516
4,396	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1, (1-Month LIBOR reference rate + 0.180% spread), (3)	1.417%	3/25/37	Caa3	4,136,174
2,755	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4	3.374%	10/25/36	N/R	2,746,234
3,657	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	3.304%	2/25/36	Caa3	3,425,907
2,174	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	3.405%	2/25/47	N/R	1,915,337
6,490	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5, (1-Month LIBOR reference rate + 0.480% spread), (3)	1.717%	10/25/35	BB	6,369,470
3,379	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1, (1-Month LIBOR reference rate + 0.150% spread), (3)	1.387%	6/25/37	Ba1	3,355,369
3,612	Chaseflex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	1.517%	5/25/37	CCC	3,397,659
730	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	533,356
981	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50	BBB–	802,067
2,275	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD4, 144A	3.300%	5/10/50	BBB–	1,861,889
797	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	3.543%	3/25/36	Caa2	708,943
750	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	3.599%	8/25/35	Caa2	687,183
944	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	3.544%	7/25/37	Caa2	871,640
2,038	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	3.582%	11/25/36	N/R	1,900,275
315	Commercial Mortgage Pass-Through Certificates 2012-CR3, 144A	4.919%	10/15/45	A–	306,201
3,820	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A	4.735%	10/15/45	BBB	3,316,649
3,250	Commercial Mortgage Pass-Through Certificates Series CR5 A4, 144A	4.470%	12/10/45	Baa3	2,923,295

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$2,700	Commercial Mortgage Pass-Through Certificates, Series 2017-CR9, 144A	4.396%	7/10/45	BBB–	$2,318,098
1,130	Core Industrial Trust, Series 2015-CALW, 144A	3.979%	2/10/34	B	1,102,366
436	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	329,650
3,876	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1, (1-Month LIBOR reference rate + 0.140% spread), (3)	1.377%	8/25/37	Caa2	3,347,353
1,444	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	3.249%	3/20/36	Caa3	1,245,706
831	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.588%	2/20/36	Caa2	782,125
3,203	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	3.081%	11/20/35	Caa3	2,905,058
2,283	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	3.484%	3/25/36	Caa3	2,102,963
716	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.370%	5/25/36	D	669,145
3,910	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.945%	4/15/50	BBB–	3,378,314
4,700	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.504%	8/15/48	BBB–	3,563,859
1,015	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 12.750% spread), (3)	13.987%	10/25/28	N/R	1,380,258
2,600	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 5.900% spread), (3)	7.137%	10/25/28	B	2,978,583
5,350	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, (1-Month LIBOR reference rate + 5.250% spread), (3)	6.484%	10/25/23	BB+	6,160,967
2,780	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.550% spread), (3)	6.787%	4/25/28	BB–	3,080,355
2,228	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.550% spread), (3)	5.784%	2/25/25	BB	2,377,530
609	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.237%	7/25/25	B–	673,770
3,334	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.237%	7/25/25	BB	3,645,171
2,969	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 10.750% spread), (3)	11.987%	1/25/29	N/R	3,573,725
2,448	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 4.450% spread), (3)	5.687%	1/25/29	B	2,682,443
1,675	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07, (1-Month LIBOR reference rate + 9.500% spread), (3)	10.737%	5/25/29	N/R	1,988,826
3,190	Fannie Mae, Connecticut Avenue Securities, Series 2017-C01, (1-Month LIBOR reference rate + 5.750% spread), (3)	6.987%	7/25/29	N/R	3,542,561
5,545	Fannie Mae, Connecticut Avenue Securities, Series 2017-C02, (1-Month LIBOR reference rate + 5.500% spread), (3)	6.737%	9/25/29	N/R	5,683,803
4,100	Fannie Mae, Connecticut Avenue Securities, Series 2017-C03, (1-Month LIBOR reference rate + 4.850% spread), (3)	6.087%	10/25/29	N/R	4,230,043
3,519	Fannie Mae, Connecticut Avenue Securities, Series 2017-C03, (1-Month LIBOR reference rate + 0.950% spread), (3)	2.187%	10/25/29	Baa3	3,536,474
1,925	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 5.050% spread), (3)	6.287%	11/25/29	N/R	1,925,008
1,645	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 2.850% spread), (3)	4.087%	11/25/29	B	1,667,474
3,370	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 3.600% spread), (3)	4.837%	1/25/30	N/R	3,138,682
3,380	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 2.200% spread), (3)	3.437%	1/25/30	B3	3,336,060
605	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.150% spread), (3)	5.387%	2/25/30	N/R	586,730
2,616	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	2,251,591

NUVEEN	3

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,630	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	$1,402,766
2,256	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	3.189%	9/25/35	Caa2	2,172,822
2,293	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	3.086%	5/25/36	Ca	2,135,422
17,710	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.568%	6/25/42	Aaa	2,454,209
4,435	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.481%	5/25/45	A	4,473,678
4,045	Freddie Mac Mortgage Trust, Multifamily Mortgage-Pass Through Certificates, Series K720, 144A	3.505%	7/25/22	Baa3	3,917,835
5,400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, (I/O)	2.100%	7/25/48	Aaa	9,446
3,250	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	Aaa	3,246,133
3,175	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, 144A	4.082%	8/25/47	A3	3,204,000
1,938	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2010-K8, 144A	5.444%	9/25/43	N/R	2,072,204
1,531	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K31, 144A	3.742%	7/25/46	Baa1	1,489,481
2,000	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.266%	2/25/46	A3	2,036,586
3,160	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K44, 144A	3.810%	1/25/48	BBB–	3,048,598
1,295	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K714, 144A	3.980%	1/25/47	Baa1	1,309,292
1,688	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K721, 144A	3.681%	11/25/47	Baa1	1,697,574
1,299	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K56, 144A	4.072%	6/25/49	BBB–	1,238,254
1,400	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K722, 144A	3.966%	7/25/49	BBB–	1,388,839
665	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K67, 144A	3.944%	8/25/27	A3	668,467
980	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB	973,952
1,740	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K725, 144A	4.013%	2/25/24	BBB	1,688,285
2,300	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF30, 144A, (1-Month LIBOR reference rate + 3.250% spread), (3)	4.487%	3/25/27	N/R	2,299,761
1,790	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A, (1-Month LIBOR reference rate + 2.550% spread), (3)	3.782%	6/25/27	N/R	1,790,263
810	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K59, 144A	3.695%	11/25/49	A–	787,199
17,405	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.811%	11/25/40	Aaa	1,350,250
22,841	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.714%	7/25/41	Aaa	1,882,903
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.782%	9/25/41	Aaa	1,427,168
13,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	1,590,262
12,658	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K049, (I/O)	1.603%	10/25/43	Aaa	1,258,520
4,220	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K061, (I/O)	2.205%	5/25/27	Aaa	679,290
6,516	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K065, (I/O)	2.257%	7/25/45	Aaa	1,068,326
31,850	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, (I/O)	1.851%	1/25/42	Aaa	1,622,033

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.909%	1/25/43	Aaa	$143,154
13,450	Freddie Mac Multifamily Structures Pass-Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	922,259
775	Freddie Mac Multifamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.713%	1/25/47	A–	801,607
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.675%	8/25/40	Aaa	442,836
4,900	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	B–	4,985,057
2,300	Ginnie Mae Mortgage Pool, (I/O)	4.000%	9/16/26	Aaa	257,600
12,803	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	Aaa	1,245,248
1,951	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	3.024%	9/19/35	CC	1,525,670
2,476	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	N/R	2,208,371
2,122	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.849%	4/19/36	Caa3	2,007,489
3,880	Goldman Sachs GSAA Home Equity Trust, Series 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	1.687%	8/25/37	B3	3,653,520
1,275	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2017-500K, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	3.034%	7/15/32	N/R	1,276,958
247	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	3.418%	3/25/47	D	228,439
1	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	3.395%	1/25/36	N/R	654
4,115	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2014-GC20, 144A	5.020%	4/10/47	BBB–	2,913,325
1,699	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2015-GC32, 144A	2.753%	5/10/49	BBB–	1,322,198
2,370	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	1,974,338
2,625	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS6, 144A	3.243%	5/10/50	BBB–	2,118,603
1,710	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	5.109%	1/10/47	A3	1,754,705
1,030	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	122,352
2,365	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.606%	5/25/37	D	2,083,731
1,543	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	3.448%	7/25/37	Caa2	1,445,503
2,695	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.516%	5/25/37	Ca	2,363,869
3,183	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.301%	8/25/35	Caa3	2,880,218
402	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	3.207%	11/25/35	Caa3	368,380
646	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.633%	6/25/36	Ca	598,854
1,300	InSite Issuer LLC, Series 2016-1A, 144A	6.414%	11/15/46	BB–	1,334,509
994	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	3.735%	6/25/36	Caa2	941,035
2,985	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates 2006-S4	5.960%	12/25/36	Ca	2,832,437
689	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	581,956
1,705	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.588%	8/15/46	Baa3	1,714,769
3,335	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass Through Certificates Trust 2013-C16, 144A	5.140%	12/15/46	BBB–	3,252,733
5,000	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9	5.337%	5/15/47	Ba1	4,956,697
3,658	JP Morgan JPMBB Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2014-C23, 144A	4.107%	9/15/47	BBB–	3,117,270
4,200	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5, (1-Month LIBOR reference rate + 0.260% spread), (3)	1.497%	6/25/37	Ba3	3,864,462

NUVEEN	5

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$2,296	JP Morgan Mortgage Acquisition Trust, Series 2006-A6	3.503%	10/25/36	Caa2	$2,071,812
1,045	JPMBD Commercial Mortgage Securities Trust, Series 2016-C4, 144A	3.224%	12/15/49	BBB–	807,776
1,920	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-4, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.237%	10/1/21	N/R	1,910,802
1,476	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-5, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.237%	11/1/21	N/R	1,476,150
1,954	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-2, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.237%	2/1/22	N/R	1,955,267
909	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-3, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	3.237%	4/1/22	N/R	911,855
2,645	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-6, 144A, (1-Month LIBOR reference rate + 1.750% spread), (3)	2.986%	9/1/22	N/R	2,642,778
2,200	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (H15T1Y reference rate + 2.400% spread), (3)	3.630%	8/25/36	Caa2	2,151,289
3,526	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.632%	6/25/37	D	2,961,771
1,187	Mill City Mortgage Loan Trust, Series 2016-1, 144A	2.500%	4/25/57	Aaa	1,186,040
3,900	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.970%	8/12/49	BB	3,906,937
1,925	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, 144A	4.986%	2/15/47	BBB–	1,776,739
486	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.608%	3/12/44	AA	491,409
2,044	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.409%	10/12/52	Ba2	1,436,573
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.409%	10/12/52	B2	138,943
2,636	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	Ba2	2,668,562
2,025	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29, 144A	6.498%	1/11/43	BBB–	2,015,954
1,510	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK2, 144A	3.000%	11/15/49	BBB–	1,203,446
5,029	Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, 144A	3.865%	9/13/39	BB–	4,576,301
1,988	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.452%	3/25/36	Caa3	1,744,788
426	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-15AR	3.561%	11/25/37	CCC	399,527
2,762	Mortgage IT Trust, Mortgage-Backed Notes , Series 2006-1, (1-Month LIBOR reference rate + 0.200% spread), (3)	1.434%	4/25/36	Ca	2,520,568
702	Nationstar HECM Loan Trust, Series 2017-1A, 144A	1.968%	5/25/27	Aaa	701,888
580	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	589,808
1,201	Oak Hill Advisors Residential Loan Trust , Series 2017-NPL1, 144A	3.000%	6/25/57	N/R	1,201,194
1,911	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1, (1-Month LIBOR reference rate + 0.300% spread), (3)	1.537%	4/25/36	CCC	1,833,234
2,717	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6, (1-Month LIBOR reference rate + 0.190% spread), (3)	1.427%	7/25/36	Caa3	2,481,653
4,085	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.220%	9/25/35	Caa3	3,444,302
2,416	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	2,278,782
1,474	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	1,229,309

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,149	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.982%	5/25/35	Caa3	$940,948
911	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.363%	1/25/36	Caa3	788,918
7,294	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2, (1-Month LIBOR reference rate + 0.290% spread), (3)	1.527%	2/25/36	A2	7,037,068
1,671	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates Series 2007-SA3	4.679%	7/27/37	N/R	1,491,956
961	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA3	4.697%	9/25/36	N/R	783,514
1,696	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.989%	4/25/37	Caa2	1,637,039
1,814	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.989%	4/25/37	Caa2	1,750,986
1,092	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	4.552%	8/25/36	N/R	969,267
3,420	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.305%	2/20/47	D	3,055,708
3,622	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1, (1-Month LIBOR reference rate + 0.190% spread), (3)	1.427%	7/25/37	CCC	3,331,812
1,142	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, (1-Month LIBOR reference rate + 9.200% spread), (3)	10.434%	10/25/27	N/R	1,435,359
4,863	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, (1-Month LIBOR reference rate + 2.850% spread), (3)	4.084%	4/25/28	BBB+	5,044,850
950	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, (1-Month LIBOR reference rate + 4.700% spread), (3)	5.934%	4/25/28	BB–	1,091,840
499	Structured Agency Credit Risk Notes, Series 2015-HQA1, (1-Month LIBOR reference rate + 8.800% spread), (3)	10.034%	3/25/28	N/R	570,405
2,255	Structured Agency Credit Risk Notes, Series 2015-HQA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	11.734%	5/25/28	N/R	2,813,617
4,340	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 5.550% spread), (3)	6.787%	7/25/28	Ba2	5,090,993
4,775	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 2.900% spread), (3)	4.137%	7/25/28	Baa1	4,934,193
250	Structured Agency Credit Risk Notes, Series 2016-DNA2, (1-Month LIBOR reference rate + 10.500% spread), (3)	11.734%	10/25/28	N/R	308,601
1,550	Structured Agency Credit Risk Notes, Series 2016-DNA4, (1-Month LIBOR reference rate + 3.800% spread), (3)	5.034%	3/25/29	B	1,674,984
4,880	Structured Agency Credit Risk Notes, Series 2016-HQA1, (1-Month LIBOR reference rate + 2.750% spread), (3)	3.984%	9/25/28	BBB–	5,041,420
3,283	Structured Agency Credit Risk Notes, Series 2016-HQA2, (1-Month LIBOR reference rate + 2.250% spread), (3)	3.484%	11/25/28	Baa2	3,375,564
2,500	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 9.000% spread), (3)	10.234%	3/25/29	N/R	2,685,293
4,074	Structured Agency Credit Risk Notes, Series 2016-HQA3, (1-Month LIBOR reference rate + 1.350% spread), (3)	2.584%	3/25/29	BBB–	4,124,434
3,383	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 8.750% spread), (3)	9.984%	4/25/29	N/R	3,528,935
4,260	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 1.300% spread), (3)	2.534%	4/25/29	BBB–	4,315,091
1,650	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 11.250% spread), (3)	12.484%	10/25/29	N/R	1,746,300
1,985	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	6.384%	10/25/29	N/R	2,099,249
3,400	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 3.450% spread), (3)	4.684%	10/25/29	B+	3,595,010
4,180	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 1.200% spread), (3)	2.434%	10/25/29	BBB–	4,227,972
825	Structured Agency Credit Risk Notes, Series 2017-DNA3, (WI/DD), (1-Month LIBOR reference rate + 2.500% spread), (3)	3.885%	3/25/30	B+	825,989

NUVEEN	7

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$920	Structured Agency Credit Risk Notes, Series 2017-DNA3, (WI/DD), (1-Month LIBOR reference rate + 4.450% spread), (3)	5.835%	3/25/30	N/R	$925,679
5,450	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 5.000% spread), (3)	6.234%	8/25/29	N/R	5,449,983
2,000	Structured Agency Credit Risk Notes, Series 2017-HQA2, (1-Month LIBOR reference rate + 4.750% spread), (3)	5.984%	12/25/29	N/R	1,929,226
1,617	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	3.615%	4/25/37	N/R	1,320,842
1,033	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	3.899%	10/25/37	Caa1	987,865
2,813	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.497%	2/25/37	N/R	2,427,833
1,320	TMSQ Mortgage Trust, Series 2014-1500, 144A	3.963%	10/10/36	Baa1	1,287,646
1,599	Vericrest Opportunity Loan Transferee, Series 2017-NPL1, 144A	3.250%	5/25/47	N/R	1,603,238
5,030	Vericrest Opportunity Loan Transferee, Series 2017-NPL3, 144A	3.500%	3/25/47	N/R	5,068,641
2,993	Vericrest Opportunity Loan Transferee, Series 2017-NPL4, 144A	3.375%	4/25/47	N/R	3,009,182
2,600	Vericrest Opportunity Loan Transferee, Series 2017-NPL5, 144A	5.375%	5/28/47	N/R	2,585,682
4,990	Vericrest Opportunity Loan Transferee, Series 2017-NPL7, 144A	5.375%	4/25/59	N/R	4,964,282
2,275	Vericrest Opportunity Loan Transferee, Series 2017-NPL8, 144A	5.000%	6/25/47	N/R	2,255,680
865	Vericrest Opportunity Loan Transferee, Series 2017-NPL9, 144A	3.125%	9/25/47	N/R	865,231
2,538	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B+	2,578,860
1,366	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	6.148%	4/15/47	B3	1,405,758
2,231	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	A+	2,264,701
3,825	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.468%	10/15/44	B+	2,353,140
1,223	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.754%	11/25/36	D	1,166,339
4,135	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, (12MTA reference rate + 0.820% spread), (3)	1.650%	12/25/46	Caa3	3,729,677
1,850	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.606%	1/25/37	D	1,701,701
1,248	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1, (1-Month LIBOR reference rate + 0.160% spread), (3)	1.394%	2/25/37	Caa3	1,013,028
1,680	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	1,427,188
3,976	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR	2.854%	12/25/36	N/R	3,447,526
1,966	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7, (12MTA reference rate + 0.980% spread), (3)	1.869%	7/25/46	Caa3	1,868,841
801	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	726,891
4,850	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.239%	5/15/48	BBB–	4,240,761
735	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage-Pass-Through Certificates, Series 2016-BNK1, 144A	3.000%	8/15/49	BBB–	589,380
2,639	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	3.346%	12/28/37	Caa3	2,547,029
2,430	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	1,851,539
$695,915	Total Mortgage-Backed Securities (cost $484,447,325)				494,903,975

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.3% (0.9% of Total Investments)

$4,700	U.S. Treasury Bonds	3.625%	8/15/43	Aaa	$5,389,211
$4,700	Total U.S. Government and Agency Obligations (cost $5,223,775)				5,389,211
	Total Long-Term Investments (cost $547,555,663)				558,366,264

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.7% (2.0% of Total Investments)

	REPURCHASE AGREEMENTS – 2.7% (2.0% of Total Investments)

$11,480	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $11,480,570, collateralized by $11,735,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $11,714,687	0.120%	10/02/17		$11,480,455
	Total Short-Term Investments (cost $11,480,455)				11,480,455
	Total Investments (cost $559,036,118) – 135.7%				569,846,719
	Borrowings – (35.1)% (4), (5)				(147,200,000)
	Other Assets Less Liabilities – (0.6)%				(2,795,910)
	Net Assets – 100%				$419,850,809

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed Securities	$—	$58,073,078	$—	$58,073,078
Mortgage-Backed Securities	—	494,903,975	—	494,903,975
U.S. Government and Agency Obligations	—	5,389,211	—	5,389,211

Short-Term Investments:
Repurchase Agreements	—	11,480,455	—	11,480,455
Total	$—	$569,846,719	$—	$569,846,719

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent

NUVEEN	9

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal tax basis, as of September 30, 2017.

Tax cost of investments	$548,280,660
Gross unrealized:
Appreciation	$23,686,823
Depreciation	(2,120,764)
Net unrealized appreciation (depreciation) of investments	$21,566,059

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Borrowings as a percentage of Total Investments is 25.8%.

(5)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

I/O	Interest only security.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT

H15T1Y	U.S. Treasury Yield Curve Rate T Note Constant Maturity 1-Year

LIBOR	London Inter-Bank Offered Rate

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017